Employee benefits - Costs recognized in the statement of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Costs recognized in the statement of comprehensive income
Others comprehensive income	$ (848)	$ (3,399)	$ 157
Overfunded pension plans
Costs recognized in the statement of comprehensive income
Balance at beginning of the year	(166)	(163)	(153)
Effect of changes actuarial assumptions	(718)	(679)	(65)
Return on plan assets (excluding interest income)	757	479
Change of asset ceiling	(60)	172	47
Others		(1)	(3)
Total	(21)	(29)	(21)
Deferred income tax	7	10	7
Others comprehensive income	(14)	(19)	(14)
Translation adjustments	7	23	4
Transfers/ disposal		(7)
Accumulated other comprehensive income	(173)	(166)	(163)
Underfunded pension plans
Costs recognized in the statement of comprehensive income
Balance at beginning of the year	(468)	(496)	(496)
Effect of changes actuarial assumptions	(373)	172	(167)
Return on plan assets (excluding interest income)	385	(144)	167
Total	12	28
Deferred income tax	(5)	(7)	(3)
Others comprehensive income	7	21	(3)
Translation adjustments	2	11	4
Transfers/ disposal		(4)	(1)
Accumulated other comprehensive income	(459)	(468)	(496)
Other benefits
Costs recognized in the statement of comprehensive income
Balance at beginning of the year	(128)	(189)	(160)
Effect of changes actuarial assumptions	(176)	32	(27)
Others		(1)	(14)
Total	(176)	31	(41)
Deferred income tax	63	(8)	12
Others comprehensive income	(113)	23	(29)
Translation adjustments	3	10	1
Transfers/ disposal		28	(1)
Accumulated other comprehensive income	$ (238)	$ (128)	$ (189)